Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

			June 30, 2013		December 31, 2012
			Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
	Fair Value Hierarchy Level

			$	$	$	$
Recurring:
Cash and cash equivalents	Level 1		163,744	163,744	206,339	206,339
Contingent consideration	Level 3		(5,891)	(5,891)	(5,681)	(5,681)
Derivative instruments (note 9)
Interest rate swap agreements	Level 2		(202,807)	(202,807)	(270,731)	(270,731)
Cross currency swap agreements	Level 2		(21,552)	(21,552)	13,435	13,435
Foreign currency forward contracts	Level 2		(1,954)	(1,954)	2,153	2,153

Non-Recurring:
Vessels held for sale	Level 2		6,800	6,800	13,250	13,250
Vessels and equipment	Level 3		—	—	17,979	17,979

Other:
Advances to equity accounted joint venture (note 5)	(i	)	29,948	(i )	—	—
Long-term debt - public (note 6)	Level 1		(347,864)	(351,956)	(215,641)	(221,086)
Long-term debt - non-public (note 6)	Level 2		(1,836,454)	(1,766,904)	(1,553,991)	(1,452,136)

(i)	The advances to equity accounted joint venture together with the Partnership’s equity investment in the joint venture form the net aggregate carrying value of the Partnership’s interest in the joint venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.

Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in fair value during the three and six months ended June 30, 2013 and 2012, for the Partnership’s contingent consideration liability, relating to the acquisition of the Scott Spirit, that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

	Three months ended		Six months ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	$	$	$	$
Balance at beginning of period	(5,784)	(10,348)	(5,681)	(10,894)
Unrealized (loss) gain included in Other income (expense) – net	(107)	(342)	(210)	204

Balance at end of period	(5,891)	(10,690)	(5,891)	(10,690)

Summary of Partnership's Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	June 30, 2013 $	December 31, 2012 $
Direct financing leases	Payment activity	Performing	30,262	33,215
Other receivables:
Advances to equity accounted joint venture (note 5)	Other internal metrics	Performing	29,948	—

			60,210	33,215